GEOGRAPHIC AND CUSTOMER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Summary of Reportable Segments
	Year ended December 31,
	2022	2021	2020

Europe, Middle East and Africa (*)	$3,225	$2,570	$3,992
Asia Pacific	739	538	1,078
North America (**)	2,062	2,358	(14,434)

	$6,026	$5,466	$(9,364)

(*)	Includes revenues from Germany in the amount of $3,034, $2,491 and $3,635 in the years ended December 31, 2022, 2021 and 2020, respectively.

(**)	Includes revenues from United States only. During the year ended December 31, 2020, a reduction of revenue in the amount of $14,800 was recorded (see also Note 2i).

Schedule Of Long Lived Assets Based On Location [Table Text Block]
	Year ended December 31,
	2022	2021

Israel	$56,424	$14,341
United States	50	40
Germany	929	29
Belarus	-	92
Others	13	-

	$57,416	$14,502